Earnings Per Share (Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net earnings for the year	$ 111,244	$ 12,041
Net earnings	$ 110,738	$ 10,294
Basic EPS (shares)	201,397,000	153,315,000
Basic EPS (in USD per share)	$ 0.55	$ 0.07
Effect of Dilutive Securities:
Stock Options (shares)	174,000	207,000
Diluted EPS (shares)	201,571,000	153,522,000
Diluted EPS (in USD per share)	$ 0.55	$ 0.07
Potentially dilutive securities excluded from diluted EPS (shares)	711,662	45,705